Spartan Intermediate Treasury Bond Index Fund
Fund Summary Fund/Class: Spartan® Intermediate Treasury Bond Index Fund/Investor, Fidelity Advantage®
Investment Objective
The fund seeks a high level of current income.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Inv Adv Spartan Intermediate Treasury Bond Index Fund (USD $)	Investor Class	Fidelity Advantage Class
Annual index fund fee (for fund balances under $10,000)	10.00	10.00

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses Inv Adv Spartan Intermediate Treasury Bond Index Fund		Investor Class	Fidelity Advantage Class
Management fee	[1]	0.05%	0.05%
Distribution and/or Service (12b-1) fees		none	none
Other expenses	[1]	0.15%	0.05%
Total annual operating expenses		0.20%	0.10%
[1]	Based on historical expenses, adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example Inv Adv Spartan Intermediate Treasury Bond Index Fund (USD $)	Investor Class	Fidelity Advantage Class
1 year	20	10
3 years	64	32
5 years	113	56
10 years	255	128

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 76% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in securities included in the Barclays Capital® U.S. 5-10 Year Treasury Bond Index (the Index).
  Normally maintaining a dollar-weighted average maturity between three and 10 years.
  Using statistical sampling techniques based on duration, maturity, interest rate sensitivity, security structure, and credit quality to attempt to replicate the returns of the Index using a smaller number of securities.

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart for Investor Class:	Returns	Quarter ended
Highest Quarter Return	10.65%	December 31, 2008
Lowest Quarter Return	-4.73%	June 30, 2009
Year-to-Date Return	-1.21%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Investor Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2011

Average Annual Total Returns Inv Adv Spartan Intermediate Treasury Bond Index Fund	Past 1 year	Past 5 years	Life of class		Inception Date
Return Before Taxes Investor Class	12.92%	8.31%	7.39%	[1]	Dec. 20, 2005
Return Before Taxes Fidelity Advantage Class	13.03%	8.41%	7.49%	[1]	Dec. 20, 2005
Return After Taxes on Distributions Investor Class	11.68%	6.77%	5.86%	[1]	Dec. 20, 2005
Return After Taxes on Distributions and Sale of Fund Shares Investor Class	8.66%	6.33%	5.52%	[1]	Dec. 20, 2005
Barclays Capital® U.S. 5-10 Year Treasury Bond Index (reflects no deduction for fees, expenses, or taxes)	13.22%	8.56%	7.64%	[1]	Dec. 20, 2005
[1]	From December 20, 2005.

Spartan Long-Term Treasury Bond Index Fund
Fund Summary Fund/Class: Spartan® Long-Term Treasury Bond Index Fund/Investor, Fidelity Advantage®
Investment Objective
The fund seeks a high level of current income.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Inv Adv Spartan Long-Term Treasury Bond Index Fund (USD $)	Investor Class	Fidelity Advantage Class
Annual index fund fee (for fund balances under $10,000)	10.00	10.00

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses Inv Adv Spartan Long-Term Treasury Bond Index Fund		Investor Class	Fidelity Advantage Class
Management fee	[1]	0.05%	0.05%
Distribution and/or Service (12b-1) fees		none	none
Other expenses	[1]	0.15%	0.05%
Total annual operating expenses		0.20%	0.10%
[1]	Based on historical expenses, adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example Inv Adv Spartan Long-Term Treasury Bond Index Fund (USD $)	Investor Class	Fidelity Advantage Class
1 year	20	10
3 years	64	32
5 years	113	56
10 years	255	128

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 52% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in securities included in the Barclays Capital® U.S. Long Treasury Bond Index (the Index).
  Normally maintaining a dollar-weighted average maturity of 10 years or more.
  Using statistical sampling techniques based on duration, maturity, interest rate sensitivity, security structure, and credit quality to attempt to replicate the returns of the Index using a smaller number of securities.

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart for Investor Class:	Returns	Quarter ended
Highest Quarter Return	24.97%	September 30, 2011
Lowest Quarter Return	-8.17%	December 31, 2010
Year-to-Date Return	-5.91%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Investor Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2011

Average Annual Total Returns Inv Adv Spartan Long-Term Treasury Bond Index Fund	Past 1 year	Past 5 years	Life of class		Inception Date
Return Before Taxes Investor Class	29.49%	10.73%	9.33%	[1]	Dec. 20, 2005
Return Before Taxes Fidelity Advantage Class	29.49%	10.84%	9.44%	[1]	Dec. 20, 2005
Return After Taxes on Distributions Investor Class	27.74%	9.08%	7.68%	[1]	Dec. 20, 2005
Return After Taxes on Distributions and Sale of Fund Shares Investor Class	19.16%	8.28%	7.07%	[1]	Dec. 20, 2005
Barclays Capital® U.S. Long Treasury Bond Index (reflects no deduction for fees, expenses, or taxes)	29.93%	11.00%	9.61%	[1]	Dec. 20, 2005
[1]	From December 20, 2005.

Spartan Short-Term Treasury Bond Index Fund
Fund Summary Fund/Class: Spartan® Short-Term Treasury Bond Index Fund/Investor, Fidelity Advantage®
Investment Objective
The fund seeks a high level of current income in a manner consistent with preservation of capital.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Inv Adv Spartan Short-Term Treasury Bond Index Fund (USD $)	Investor Class	Fidelity Advantage Class
Annual index fund fee (for fund balances under $10,000)	10.00	10.00

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses Inv Adv Spartan Short-Term Treasury Bond Index Fund		Investor Class	Fidelity Advantage Class
Management fee	[1]	0.05%	0.05%
Distribution and/or Service (12b-1) fees		none	none
Other expenses	[1]	0.15%	0.05%
Total annual operating expenses		0.20%	0.10%
[1]	Based on historical expenses, adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example Inv Adv Spartan Short-Term Treasury Bond Index Fund (USD $)	Investor Class	Fidelity Advantage Class
1 year	20	10
3 years	64	32
5 years	113	56
10 years	255	128

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 57% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in securities included in the Barclays Capital® U.S. 1-5 Year Treasury Bond Index (the Index).
  Normally maintaining a dollar-weighted average maturity of three years or less.
  Using statistical sampling techniques based on duration, maturity, interest rate sensitivity, security structure, and credit quality to attempt to replicate the returns of the Index using a smaller number of securities.

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart for Investor Class:	Returns	Quarter ended
Highest Quarter Return	4.34%	December 31, 2008
Lowest Quarter Return	-1.57%	June 30, 2008
Year-to-Date Return	-0.22%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Investor Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2011

Average Annual Total Returns Inv Adv Spartan Short-Term Treasury Bond Index Fund	Past 1 year	Past 5 years	Life of class		Inception Date
Return Before Taxes Investor Class	3.21%	4.58%	4.42%	[1]	Dec. 20, 2005
Return Before Taxes Fidelity Advantage Class	3.31%	4.69%	4.52%	[1]	Dec. 20, 2005
Return After Taxes on Distributions Investor Class	2.67%	3.53%	3.31%	[1]	Dec. 20, 2005
Return After Taxes on Distributions and Sale of Fund Shares Investor Class	2.17%	3.34%	3.16%	[1]	Dec. 20, 2005
Barclays Capital® U.S. 1-5 Year Treasury Bond Index (reflects no deduction for fees, expenses, or taxes)	3.38%	4.81%	4.64%	[1]	Dec. 20, 2005
[1]	From December 20, 2005.